Property, plant and equipment	6 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

13 Property, plant and equipment

		Leasehold	Office	Store operating	Motor		Construction
	Apartments	improvements	equipment	equipment	vehicles	Moulds	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2021	—	111,949	37,431	46,469	2,740	—	—	198,589
Acquisition of a subsidiary (Note 28(b))	—	—	14	—	—	—	10,276	10,290
Additions	242,639	67,160	16,779	7,628	232	26,511	48,528	409,477
Disposals	—	(15,389)	(3,183)	(6,670)	(622)	(102)	—	(25,966)
Exchange adjustments	—	4,400	2	(636)	(3)	—	—	3,763

At June 30, 2022	242,639	168,120	51,043	46,791	2,347	26,409	58,804	596,153

Acquisition of a subsidiary (Note 28(a))	—	451	888	—	—	—	—	1,339
Additions	—	8,710	7,348	5,348	675	19,585	155,331	196,997
Transfer from construction in progress	—	36,419	—	—	—	—	(36,419)	—
Disposals	—	(75,541)	(5,611)	(5,191)	—	(253)	(2,084)	(88,680)
Exchange adjustments	—	9,112	380	(225)	67	—	757	10,091

At June 30, 2023	242,639	147,271	54,048	46,723	3,089	45,741	176,389	715,900

Additions	—	18,980	9,177	10,479	306	11,607	254,784	305,333
Transfer from construction in progress	—	75,184	—	—	—	—	(75,184)	—
Disposals	—	(12,467)	(791)	(6,830)	—	(6,445)	—	(26,533)
Exchange adjustments	—	(2,685)	(596)	(541)	(26)	—	(504)	(4,352)

At December 31, 2023	242,639	226,283	61,838	49,831	3,369	50,903	355,485	990,348

Accumulated depreciation:
At July 1, 2021	—	(41,007)	(18,626)	(22,923)	(1,510)	—	—	(84,066)
Charge for the year	(7,538)	(17,840)	(7,144)	(8,647)	(452)	(17,244)	—	(58,865)
Written back on disposals	—	4,541	1,672	4,524	500	19	—	11,256
Exchange adjustments	—	(1,710)	63	395	6	—	—	(1,246)

At June 30, 2022	(7,538)	(56,016)	(24,035)	(26,651)	(1,456)	(17,225)	—	(132,921)

Charge for the year	(8,712)	(24,270)	(10,981)	(4,690)	(475)	(21,578)	—	(70,706)
Written back on disposals	—	44,866	3,058	3,857	—	63	—	51,844
Exchange adjustments	—	(3,084)	(887)	587	(18)	—	—	(3,402)

At June 30, 2023	(16,250)	(38,504)	(32,845)	(26,897)	(1,949)	(38,740)	—	(155,185)

Charge for the period	(4,357)	(39,815)	(5,530)	(1,206)	(232)	(8,512)	—	(59,652)
Written back on disposals	—	9,226	322	3,866	—	6,100	—	19,514
Exchange adjustments	—	(270)	510	236	14	—	—	490

At December 31, 2023	(20,607)	(69,363)	(37,543)	(24,001)	(2,167)	(41,152)	—	(194,833)

Impairment:
At July 1, 2021	—	(36,432)	—	(1,775)	—	—	—	(38,207)
Addition	—	(8,880)	(1,380)	(2,802)	—	—	—	(13,062)
Written back on disposals	—	7,536	—	1,231	—	—	—	8,767
Exchange adjustments	—	(940)	(42)	146	—	—	—	(836)

At June 30, 2022	—	(38,716)	(1,422)	(3,200)	—	—	—	(43,338)

Addition	—	(5,640)	(591)	(1,017)	—	—	—	(7,248)
Written back on disposals	—	24,875	—	1,140	—	—	—	26,015
Exchange adjustments	—	(2,031)	197	324	—	—	—	(1,510)

At June 30, 2023	—	(21,512)	(1,816)	(2,753)	—	—	—	(26,081)

Addition	—	(3,459)	—	(1,088)	—	—	—	(4,547)
Written back on disposals	—	2,701	—	1,167	—	—	—	3,868
Exchange adjustments	—	351	158	42	—	—	—	551

At December 31, 2023	—	(21,919)	(1,658)	(2,632)	—	—	—	(26,209)

Net book value:
At June 30, 2022	235,101	73,388	25,586	16,940	891	9,184	58,804	419,894

At June 30, 2023	226,389	87,255	19,387	17,073	1,140	7,001	176,389	534,634

At December 31, 2023	222,032	135,001	22,637	23,198	1,202	9,751	355,485	769,306

The Group had leasehold improvements and store operating equipment related to self-operated stores amounting to RMB51,900,000, RMB71,990,000 and RMB128,879,000 as at June 30, 2022, 2023 and December 31, 2023, respectively.